Contingent Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent Liabilities [Line Items]
Noncancellable purchase order for capital expenditure	$ 36,119	$ 27,756
Reserved in accrued liabilities and other liabilities	$ 7,915